Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.3%
HEICO Corp.(1)	43,150	$ 8,241,650
		$ 8,241,650
Biotechnology — 2.9%
AbbVie, Inc.(1)	98,929	$ 18,014,971
		$ 18,014,971
Broadline Retail — 5.0%
Amazon.com, Inc.(1)(2)	171,369	$ 30,911,540
		$ 30,911,540
Capital Markets — 5.6%
Intercontinental Exchange, Inc.(1)	62,565	$ 8,598,308
S&P Global, Inc.(1)	20,734	8,821,280
Stifel Financial Corp.(1)	93,373	7,298,967
Tradeweb Markets, Inc., Class A(1)	94,798	9,875,108
		$ 34,593,663
Chemicals — 1.5%
Linde PLC(1)	19,956	$ 9,265,970
		$ 9,265,970
Commercial Services & Supplies — 2.5%
GFL Environmental, Inc.(1)	206,100	$ 7,110,450
Waste Management, Inc.(1)	38,426	8,190,502
		$ 15,300,952
Consumer Staples Distribution & Retail — 2.3%
Walmart, Inc.(1)	238,971	$ 14,378,885
		$ 14,378,885
Containers & Packaging — 1.2%
AptarGroup, Inc.(1)	53,255	$ 7,662,862
		$ 7,662,862
Electric Utilities — 1.4%
NextEra Energy, Inc.(1)	131,402	$ 8,397,902
		$ 8,397,902
Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.(1)	47,143	$ 8,622,455
		$ 8,622,455
Entertainment — 1.7%
Netflix, Inc.(1)(2)	14,161	$ 8,600,400
Spotify Technology SA(1)(2)	7,220	1,905,358
		$ 10,505,758
Financial Services — 3.7%
Shift4 Payments, Inc., Class A(1)(2)	110,641	$ 7,310,051
Visa, Inc., Class A(1)	55,578	15,510,708
		$ 22,820,759
Ground Transportation — 1.6%
Uber Technologies, Inc.(1)(2)	128,728	$ 9,910,769
		$ 9,910,769
Health Care Equipment & Supplies — 2.7%
Intuitive Surgical, Inc.(1)(2)	22,546	$ 8,997,883
Stryker Corp.(1)	20,895	7,477,694
		$ 16,475,577
Health Care Providers & Services — 1.9%
HCA Healthcare, Inc.(1)	15,634	$ 5,214,408
Tenet Healthcare Corp.(1)(2)	61,208	6,433,573
		$ 11,647,981
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.(1)	7,251	$ 3,602,877
Marriott International, Inc., Class A(1)	27,035	6,821,201
		$ 10,424,078
Household Products — 1.8%
Procter & Gamble Co.(1)	68,764	$ 11,156,959
		$ 11,156,959
Insurance — 4.5%
Allstate Corp.(1)	81,141	$ 14,038,205
W.R. Berkley Corp.(1)	153,594	13,583,853
		$ 27,622,058
Interactive Media & Services — 7.0%
Alphabet, Inc., Class C(1)(2)	159,560	$ 24,294,605
Meta Platforms, Inc., Class A(1)	39,565	19,211,973
		$ 43,506,578

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.4%
Gartner, Inc.(1)(2)	18,352	$ 8,747,848
		$ 8,747,848
Life Sciences Tools & Services — 2.2%
Illumina, Inc.(1)(2)	43,446	$ 5,966,005
Thermo Fisher Scientific, Inc.(1)	13,416	7,797,513
		$ 13,763,518
Machinery — 1.0%
Parker-Hannifin Corp.(1)	10,661	$ 5,925,277
		$ 5,925,277
Media — 1.0%
Comcast Corp., Class A(1)	143,247	$ 6,209,757
		$ 6,209,757
Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips(1)	109,160	$ 13,893,885
		$ 13,893,885
Pharmaceuticals — 3.1%
Eli Lilly & Co.(1)	18,548	$ 14,429,602
Novo Nordisk AS ADR(1)	36,377	4,670,807
		$ 19,100,409
Professional Services — 4.7%
Automatic Data Processing, Inc.(1)	39,032	$ 9,747,852
Booz Allen Hamilton Holding Corp.(1)	44,977	6,676,386
TransUnion(1)	155,497	12,408,660
		$ 28,832,898
Real Estate Management & Development — 1.1%
CoStar Group, Inc.(1)(2)	70,469	$ 6,807,305
		$ 6,807,305
Semiconductors & Semiconductor Equipment — 10.9%
Analog Devices, Inc.(1)	47,605	$ 9,415,793
Broadcom, Inc.(1)	8,902	11,798,800
Lam Research Corp.(1)	8,775	8,525,526
NVIDIA Corp.(1)	41,914	37,871,814
		$ 67,611,933
Software — 10.4%
ANSYS, Inc.(1)(2)	17,886	$ 6,209,304
Security	Shares	Value
Software (continued)
Microsoft Corp.(1)	128,640	$ 54,121,421
Palo Alto Networks, Inc.(1)(2)	13,677	3,886,046
		$ 64,216,771
Specialty Retail — 2.5%
Burlington Stores, Inc.(1)(2)	31,377	$ 7,285,426
TJX Cos., Inc.(1)	81,468	8,262,484
		$ 15,547,910
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.(1)	203,159	$ 34,837,705
		$ 34,837,705
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B(1)	45,897	$ 4,313,400
		$ 4,313,400
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.(1)	29,804	$ 4,864,609
		$ 4,864,609
Total Common Stocks (identified cost $368,310,021)		$614,134,592

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	7,025,795	$ 7,025,795
Total Short-Term Investments (identified cost $7,025,795)		$ 7,025,795
Total Purchased Put Options — 0.1% (identified cost $2,369,978)		$ 773,100
Total Investments — 100.6% (identified cost $377,705,794)		$621,933,487
Total Written Call Options — (0.5)% (premiums received $2,661,312)		$ (2,968,535)
Other Assets, Less Liabilities — (0.1)%		$ (631,122)
Net Assets — 100.0%		$618,333,830

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	95	$49,916,325	$5,000	4/1/24	$ 1,188
S&P 500 Index	94	49,390,890	4,950	4/3/24	2,350
S&P 500 Index	94	49,390,890	5,035	4/5/24	9,165
S&P 500 Index	95	49,916,325	4,940	4/8/24	9,025
S&P 500 Index	94	49,390,890	5,030	4/10/24	28,435
S&P 500 Index	95	49,916,325	4,970	4/12/24	28,737
S&P 500 Index	94	49,390,890	5,025	4/15/24	47,000
S&P 500 Index	94	49,390,890	5,030	4/17/24	62,510
S&P 500 Index	93	48,865,455	5,105	4/19/24	125,085
S&P 500 Index	94	49,390,890	5,100	4/22/24	131,600
S&P 500 Index	94	49,390,890	5,090	4/24/24	139,590
S&P 500 Index	93	48,865,455	5,120	4/26/24	188,415
Total					$773,100
Written Call Options (Exchange-Traded) — (0.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	95	$49,916,325	$5,250	4/1/24	$ (124,925)
S&P 500 Index	94	49,390,890	5,225	4/3/24	(357,200)
S&P 500 Index	94	49,390,890	5,320	4/5/24	(52,640)
S&P 500 Index	95	49,916,325	5,240	4/8/24	(389,975)
S&P 500 Index	94	49,390,890	5,300	4/10/24	(184,240)
S&P 500 Index	95	49,916,325	5,255	4/12/24	(435,100)
S&P 500 Index	94	49,390,890	5,300	4/15/24	(252,860)
S&P 500 Index	94	49,390,890	5,300	4/17/24	(294,220)
S&P 500 Index	93	48,865,455	5,360	4/19/24	(152,520)
S&P 500 Index	94	49,390,890	5,340	4/22/24	(223,250)
S&P 500 Index	94	49,390,890	5,330	4/24/24	(290,930)
S&P 500 Index	93	48,865,455	5,375	4/26/24	(210,675)
Total					$(2,968,535)

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.
Affiliated Investments
At March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,025,795, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,422,220	$34,131,806	$(36,528,231)	$ —	$ —	$7,025,795	$62,033	7,025,795
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2024
Portfolio of Investments (Unaudited) — continued

At March 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$614,134,592*	$ —	$ —	$614,134,592
Short-Term Investments	7,025,795	—	—	7,025,795
Purchased Put Options	773,100	—	—	773,100
Total Investments	$621,933,487	$ —	$ —	$621,933,487
Liability Description
Written Call Options	$ (2,968,535)	$ —	$ —	$ (2,968,535)
Total	$ (2,968,535)	$ —	$ —	$ (2,968,535)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.